Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Common shares, shares issued (in shares)	101,080,673	93,546,663
Common shares, shares outstanding (in shares)	101,080,673	93,546,663
Common shares, par value (in dollars per share)	$ 1	$ 1.00